NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME (LOSS) PER SHARE
Summary of net income per share, basic and diluted

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income (loss) attributable to ordinary shareholders of the Company	88,605	(275,515)	(84,674)

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	209,551,821	208,341,011	206,360,586
Dilutive effect of share options	11,184,176	—	—
Denominator for diluted calculation	220,735,997	208,341,011	206,360,586

Basic net income (loss) per ordinary share	0.42	(1.32)	(0.41)
Diluted net income (loss) per ordinary share	0.40	(1.32)	(0.41)